OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Gross assets and liabilities [Member]
Financial assets
Financial assets at fair value through other comprehensive income		£ 24,815
Loans and advances to customers	[1]		£ 474,214
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[1]		457,382
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[1]		16,832
Gross assets and liabilities [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[1]	30,320	29,804
Gross assets and liabilities [Member] | Deposits From Banks [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Deposits from banks:	[1]	9,150	6,629
Gross assets and liabilities [Member] | Deposits From Banks [Member] | Repurchase Agreement [Member]
Financial liabilities
Deposits from banks:	[1]	21,170	23,175
Gross assets and liabilities [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[1]	419,470	419,647
Gross assets and liabilities [Member] | Deposits from Customers [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Customer deposits:	[1]	417,652	417,009
Gross assets and liabilities [Member] | Deposits from Customers [Member] | Repurchase Agreement [Member]
Financial liabilities
Customer deposits:	[1]	1,818	2,638
Gross assets and liabilities [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[1]	37,673	58,169
Gross assets and liabilities [Member] | Financial liabilities at fair value through profit or loss, category [member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[1]	8,952	9,499
Gross assets and liabilities [Member] | Financial liabilities at fair value through profit or loss, category [member] | Repurchase Agreement [Member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[1]	28,721	48,670
Gross assets and liabilities [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[1]	77,626	73,352
Gross assets and liabilities [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[1]	163,644	170,170
Gross assets and liabilities [Member] | Financial assets at fair value through profit or loss, category [member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[1]	130,172	131,288
Gross assets and liabilities [Member] | Financial assets at fair value through profit or loss, category [member] | Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[1]	33,472	38,882
Gross assets and liabilities [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[1]	78,607	72,869
Gross assets and liabilities [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		6,283	6,611	[1]
Gross assets and liabilities [Member] | Loans and Advances to Banks [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks	[1]	5,822	5,840
Gross assets and liabilities [Member] | Loans and Advances to Banks [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks	[1]	461	771
Gross assets and liabilities [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[1]	489,514
Gross assets and liabilities [Member] | Loans and advances to customers [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[1]	447,020
Gross assets and liabilities [Member] | Loans and advances to customers [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[1]	42,494
Gross assets and liabilities [Member] | Debt securities [member]
Financial assets
Debt securities	[1]	5,238	3,643
Gross assets and liabilities [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets	[1]		42,098
Net amounts presented in the balance sheet [Member]
Financial assets
Financial assets at fair value through other comprehensive income		24,815
Loans and advances to customers			472,498
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers			455,666
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers			16,832
Net amounts presented in the balance sheet [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		30,320	29,804
Net amounts presented in the balance sheet [Member] | Deposits From Banks [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Deposits from banks:		9,150	6,629
Net amounts presented in the balance sheet [Member] | Deposits From Banks [Member] | Repurchase Agreement [Member]
Financial liabilities
Deposits from banks:		21,170	23,175
Net amounts presented in the balance sheet [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		418,066	418,124
Net amounts presented in the balance sheet [Member] | Deposits from Customers [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Customer deposits:		416,248	415,486
Net amounts presented in the balance sheet [Member] | Deposits from Customers [Member] | Repurchase Agreement [Member]
Financial liabilities
Customer deposits:		1,818	2,638
Net amounts presented in the balance sheet [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		30,547	50,877
Net amounts presented in the balance sheet [Member] | Financial liabilities at fair value through profit or loss, category [member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		8,952	9,499
Net amounts presented in the balance sheet [Member] | Financial liabilities at fair value through profit or loss, category [member] | Repurchase Agreement [Member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		21,595	41,378
Net amounts presented in the balance sheet [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments		21,373	26,124
Net amounts presented in the balance sheet [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		158,529	162,878
Net amounts presented in the balance sheet [Member] | Financial assets at fair value through profit or loss, category [member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss		130,172	131,288
Net amounts presented in the balance sheet [Member] | Financial assets at fair value through profit or loss, category [member] | Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss		28,357	31,590
Net amounts presented in the balance sheet [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments		23,595	25,834
Net amounts presented in the balance sheet [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		6,283	6,611
Net amounts presented in the balance sheet [Member] | Loans and Advances to Banks [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks		5,822	5,840
Net amounts presented in the balance sheet [Member] | Loans and Advances to Banks [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks		461	771
Net amounts presented in the balance sheet [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers		484,858
Net amounts presented in the balance sheet [Member] | Loans and advances to customers [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		444,375
Net amounts presented in the balance sheet [Member] | Loans and advances to customers [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		40,483
Net amounts presented in the balance sheet [Member] | Debt securities [member]
Financial assets
Debt securities		5,238	3,643
Net amounts presented in the balance sheet [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets			42,098
Non-cash collateral received/pledged [Member]
Financial assets
Financial assets at fair value through other comprehensive income		(5,361)
Loans and advances to customers	[2]		(23,862)
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]		(7,030)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]		(16,832)
Non-cash collateral received/pledged [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		(21,170)	(23,175)	[2]
Non-cash collateral received/pledged [Member] | Deposits From Banks [Member] | Repurchase Agreement [Member]
Financial liabilities
Deposits from banks:	[2]	(21,170)	(23,175)
Non-cash collateral received/pledged [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]	(5,059)	(9,668)
Non-cash collateral received/pledged [Member] | Deposits from Customers [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Customer deposits:	[2]	(3,241)	(7,030)
Non-cash collateral received/pledged [Member] | Deposits from Customers [Member] | Repurchase Agreement [Member]
Financial liabilities
Customer deposits:	[2]	(1,818)	(2,638)
Non-cash collateral received/pledged [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]	(21,595)	(41,378)
Non-cash collateral received/pledged [Member] | Financial liabilities at fair value through profit or loss, category [member] | Repurchase Agreement [Member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]	(21,595)	(41,378)
Non-cash collateral received/pledged [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[2]	(17,313)	(17,459)
Non-cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	(28,713)	(34,912)
Non-cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	(978)	(3,322)
Non-cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member] | Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	(27,735)	(31,590)
Non-cash collateral received/pledged [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[2]	(15,642)	(13,807)
Non-cash collateral received/pledged [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		(461)	(125)	[2]
Non-cash collateral received/pledged [Member] | Loans and Advances to Banks [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks	[2]	(461)	(125)
Non-cash collateral received/pledged [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]	(43,724)
Non-cash collateral received/pledged [Member] | Loans and advances to customers [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]	(3,241)
Non-cash collateral received/pledged [Member] | Loans and advances to customers [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]	(40,483)
Non-cash collateral received/pledged [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets	[2]		(16,751)
Potential net amounts if offset of related amounts permitted [Member]
Financial assets
Financial assets at fair value through other comprehensive income		19,454
Loans and advances to customers			446,980
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers			446,980
Potential net amounts if offset of related amounts permitted [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		3,859	1,769
Potential net amounts if offset of related amounts permitted [Member] | Deposits From Banks [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Deposits from banks:		3,859	1,769
Potential net amounts if offset of related amounts permitted [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		411,637	407,251
Potential net amounts if offset of related amounts permitted [Member] | Deposits from Customers [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Customer deposits:		411,637	407,251
Potential net amounts if offset of related amounts permitted [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		8,952	9,499
Potential net amounts if offset of related amounts permitted [Member] | Financial liabilities at fair value through profit or loss, category [member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		8,952	9,499
Potential net amounts if offset of related amounts permitted [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments		65	4,716
Potential net amounts if offset of related amounts permitted [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		129,194	127,966
Potential net amounts if offset of related amounts permitted [Member] | Financial assets at fair value through profit or loss, category [member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss		129,194	127,966
Potential net amounts if offset of related amounts permitted [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments		1,914	6,608
Potential net amounts if offset of related amounts permitted [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		3,146	3,547
Potential net amounts if offset of related amounts permitted [Member] | Loans and Advances to Banks [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks		3,146	3,547
Potential net amounts if offset of related amounts permitted [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers		439,815
Potential net amounts if offset of related amounts permitted [Member] | Loans and advances to customers [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		439,815
Potential net amounts if offset of related amounts permitted [Member] | Debt securities [member]
Financial assets
Debt securities		5,238	3,643
Potential net amounts if offset of related amounts permitted [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets			25,347
Offset [Member]
Financial assets
Loans and advances to customers	[3]		(1,716)
Offset [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]		(1,716)
Offset [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(1,404)	(1,523)
Offset [Member] | Deposits from Customers [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Customer deposits:	[3]	(1,404)	(1,523)
Offset [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]	(7,126)	(7,292)
Offset [Member] | Financial liabilities at fair value through profit or loss, category [member] | Repurchase Agreement [Member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]	(7,126)	(7,292)
Offset [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[3]	(56,253)	(47,228)
Offset [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(5,115)	(7,292)
Offset [Member] | Financial assets at fair value through profit or loss, category [member] | Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(5,115)	(7,292)
Offset [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[3]	(55,012)	(47,035)
Offset [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]	(4,656)
Offset [Member] | Loans and advances to customers [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]	(2,645)
Offset [Member] | Loans and advances to customers [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]	(2,011)
Cash collateral received/pledged [Member]
Financial assets
Loans and advances to customers	[2]		(1,656)
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]		(1,656)
Cash collateral received/pledged [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[2]	(5,291)	(4,860)
Cash collateral received/pledged [Member] | Deposits From Banks [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Deposits from banks:	[2]	(5,291)	(4,860)
Cash collateral received/pledged [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]	(1,370)	(1,205)
Cash collateral received/pledged [Member] | Deposits from Customers [Member] | Excluding Repurchase Agreement [Member]
Financial liabilities
Customer deposits:	[2]	(1,370)	(1,205)
Cash collateral received/pledged [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[2]	(3,995)	(3,949)
Cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	(622)
Cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member] | Reverse Repurchase Agreement [Member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	(622)
Cash collateral received/pledged [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[2]	(6,039)	(5,419)
Cash collateral received/pledged [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		(2,676)	(2,939)	[2]
Cash collateral received/pledged [Member] | Loans and Advances to Banks [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks	[2]	(2,676)	(2,293)
Cash collateral received/pledged [Member] | Loans and Advances to Banks [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to banks	[2]		£ (646)
Cash collateral received/pledged [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]	(1,319)
Cash collateral received/pledged [Member] | Loans and advances to customers [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]	£ (1,319)

[1]	After impairment allowance.
[2]	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
[3]	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.